Shareholder Report, Holdings (Details) - U.S. Treasury Obligations912797QD2	Mar. 31, 2026
C000247806
Holdings [Line Items]
Percent of Total Investments	100.00%
C000247805
Holdings [Line Items]
Percent of Total Investments	100.00%